Income Taxes (Details) - Schedule of the actual tax benefits from the expected benefit	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Schedule of the actual tax benefits from the expected benefit [Abstract]
Statutory federal income tax rate	(21.00%)	(21.00%)
State income taxes, net of federal benefits	0.10%	(1.10%)
Non-deductible items	14.00%	6.60%
True ups	(5.10%)
Change in valuation allowance	12.00%	15.50%
Effective income tax rate